Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accounts receivable, net
Accounts receivable, gross	¥ 1,594,908		¥ 2,462,249
Less: allowance for doubtful accounts	(710,168)		(210,146)	¥ (142,256)	¥ (86,417)
Accounts receivable, net	884,740	$ 138,835	2,252,103
Short-term bank borrowings	134,780	$ 21,150	443,444
Bank loans
Accounts receivable, net
Short-term bank borrowings	50,000		189,500
Real estate developers
Accounts receivable, net
Accounts receivable, gross	1,579,913		2,455,936
Real estate developers | Pledged | Bank loans
Accounts receivable, net
Accounts receivable, gross	84,333		410,402
Real estate developers | Pledged | Loans obtained from a bank by Registered Agents
Accounts receivable, net
Short-term bank borrowings	84,392		173,090
individual customers
Accounts receivable, net
Accounts receivable, gross	¥ 14,995		¥ 6,313